Summary of Quarterly Results (Notes)	12 Months Ended
Dec. 31, 2013
Summary of Quarterly Results [Abstract]
Quarterly Financial Information [Text Block]

The following table presents the Company's unaudited quarterly financial information for 2013 and 2012 (in thousands, except per share data). Reclassifications of prior-quarter amounts related to the Company's discontinued operations have been made to conform with the current-year presentation:

	First	Second	Third	Fourth	Full
2013	Quarter	Quarter	Quarter	Quarter	Year
Net sales	$1,458,945	$1,503,116	$1,515,168	$1,536,169	$6,013,398
Cost of sales	1,109,241	1,143,601	1,163,197	1,176,497	4,592,536
Gross profit	349,704	359,515	351,971	359,672	1,420,862
Selling, general and administrative expenses	190,693	191,915	182,668	190,904	756,180
Provision for doubtful accounts	24,010	26,140	24,963	24,448	99,561
Settlement, litigation and other related charges	22,619	3,512	143,484	(2,150)	167,465
Other charges	4,006	31,268	61,632	2,896	99,802
Operating income (loss)	108,376	106,680	(60,776)	143,574	297,854
Interest expense, net of investment income	(29,462)	(29,624)	(34,925)	(29,859)	(123,870)
Income (loss) from continuing operations before income taxes	78,914	77,056	(95,701)	113,715	173,984
Income tax provision	30,600	29,754	(26,350)	55,088	89,092
Income (loss) from continuing operations	48,314	47,302	(69,351)	58,627	84,892
Income (loss) from discontinued operations	6,040	4,917	3,042	(142,323)	(128,324)
Net income (loss)	$54,354	$52,219	$(66,309)	$(83,696)	$(43,432)
Earnings per common share - Basic:(a)
Continuing operations	$0.47	$0.46	$(0.68)	$0.58	$0.83
Discontinued operations	0.06	0.05	0.03	(1.42)	(1.26)
Net income (loss)	$0.53	$0.51	$(0.65)	$(0.83)	$(0.43)
Earnings per common share - Diluted:(a)
Continuing operations	$0.45	$0.43	$(0.68)	$0.54	$0.78
Discontinued operations	0.06	0.04	0.03	(1.31)	(1.17)
Net income (loss)	$0.51	$0.48	$(0.65)	$(0.77)	$(0.39)
Dividends per common share	$0.14	$0.14	$0.14	$0.20	$0.62
Weighted average number of common shares outstanding:
Basic	103,210	102,867	101,811	100,470	102,080
Diluted	107,466	109,931	101,811	108,980	109,449
Comprehensive income (loss)	$54,330	$52,145	$(66,305)	$(83,323)	$(43,153)

	First	Second	Third	Fourth	Full
2012	Quarter	Quarter	Quarter	Quarter	Year
Net sales	$1,520,263	$1,465,083	$1,430,920	$1,462,198	$5,878,464
Cost of sales	1,173,718	1,120,048	1,082,554	1,106,722	4,483,042
Gross profit	346,545	345,035	348,366	355,476	1,395,422
Selling, general and administrative expenses	187,944	189,668	191,753	202,639	772,004
Provision for doubtful accounts	24,061	23,728	23,695	26,511	97,995
Settlement, litigation and other related charges	7,203	26,093	4,931	11,148	49,375
Other charges	11,512	49,209	2,946	2,046	65,713
Operating income	115,825	56,337	125,041	113,132	410,335
Interest expense, net of investment income	(30,834)	(35,574)	(39,036)	(29,659)	(135,103)
Income from continuing operations before income taxes	84,991	20,763	86,005	83,473	275,232
Income tax provision	34,857	8,140	29,988	30,304	103,289
Income from continuing operations	50,134	12,623	56,017	53,169	171,943
Loss from discontinued operations	5,605	6,069	5,408	5,849	22,931
Net income	$55,739	$18,692	$61,425	$59,018	$194,874
Earnings per common share - Basic:(a)
Continuing operations	$0.45	$0.11	$0.51	$0.50	$1.57
Discontinued operations	0.05	0.05	0.05	0.05	0.21
Net income	$0.50	$0.17	$0.56	$0.55	$1.78
Earnings per common share - Diluted:(a)
Continuing operations	$0.43	$0.11	$0.50	$0.48	$1.52
Discontinued operations	0.05	0.05	0.05	0.05	0.20
Net income	$0.48	$0.17	$0.55	$0.54	$1.73
Dividends per common share	$0.07	$0.07	$0.14	$0.14	$0.42
Weighted average number of common shares outstanding:
Basic	111,487	110,580	109,315	106,773	109,531
Diluted	116,500	113,472	111,951	110,074	112,988
Comprehensive income (loss)	$56,161	$17,003	$63,354	$58,226	$194,744

Summary of Quarterly Results:

(a)
Earnings per share is calculated independently for each separately reported quarterly and full year period.  Accordingly, the sum of the separately reported quarters may not necessarily be equal to the per share amount for the corresponding full year period, as independently calculated.